Discontinued Operations And Sale Of Businesses (Tables)	12 Months Ended
Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Results Of Discontinued Operations

(millions)	2010	2009
Revenue	$94.6	$212.0
Income
Operations	$8.2	$16.4
Gain on sale	69.0	–
	77.2	16.4
Income tax benefit	–	(.7)
Income from discontinued operations, net of tax	$77.2	$17.1

Health Information Management [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Results Of Discontinued Operations

(millions)	2010*	2009
Revenue	$42.0	$111.7
Income
Operations	$10.0	$19.6
Gain on sale	64.5	–
	74.5	19.6
Income tax provision	–	–
Income from discontinued operations, net of tax	$74.5	$19.6

* Includes results of operations through the April 30, 2010 closing date.

Unisys Insurance Services Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Results Of Discontinued Operations

(millions)	2010*	2009
Revenue	$52.6	$100.3
Income (loss)
Operations	$(1.8)	$(3.2)
Gain on sale	4.5	–
	2.7	(3.2)
Income tax benefit	–	(.7)
Income (loss) from discontinued operations, net of tax	$2.7	$(2.5)

* Includes results of operations through the August 31, 2010 closing date.